Form N-CSR Cover	6 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Emerging Markets Bond Fund
Entity Central Index Key	0001660935
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026